Annual Total Returns - Freedom 2050 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2050 Portfolio - VIP Freedom 2050 Portfolio-Initial VIP	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(4.93%)
Annual Return 2012	17.64%
Annual Return 2013	26.44%
Annual Return 2014	5.01%
Annual Return 2015	(0.29%)
Annual Return 2016	6.84%
Annual Return 2017	23.52%
Annual Return 2018	(9.89%)
Annual Return 2019	28.51%
Annual Return 2020	19.28%